SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL
SHARE CAPITAL

14. SHARE CAPITAL

The Company has three authorized classes of ordinary shares, Class A, Class B and Class C with €0.01, €0.10 and €0.09 par value, respectively. The principal features of the three classes of ordinary shares are as follows:

●	Class A shares, par value €0.01 per share, entitled to one vote per share. The Class A shares share ratably with the Class B shares, on a pari passu basis, in any dividends or other distributions.
●	Class B shares, par value €0.10 per share, entitled to ten votes per share. Class B shares may only be transferred to qualified holders. In order to sell a Class B share, it must be converted into a Class A share.
●	Class C shares, par value €0.09 per share, entitled to nine votes per share. The Class C shares are entitled to a fixed nominal amount in the event of a dividend or distribution limited to €0.01 per share in any one financial year if any such shares were to be outstanding on the record date for a dividend declaration. The Class C shares are used for technical purposes related to the conversion of Class B shares into Class A shares. During the periods between conversion and cancellation, all Class C shares are held by Yandex Conversion Foundation (Stichting Yandex Conversion). Yandex Conversion Foundation was incorporated under the laws of the Netherlands in October 2008 for the sole purpose of facilitating the conversion of Class B shares into Class A shares. Yandex Conversion Foundation is managed by a board of directors appointed by the Company.

On September 21, 2009, the Company issued a Priority Share to Sberbank. In December 2019, the Priority Share was repurchased by the Company; the Company intends to transfer the Priority Share to a newly formed Public Interest Foundation, as described below.  As amended, the Priority Share gives the holder (other than the Company) the right to veto the accumulation of stakes in the Company in excess of 10% by a single entity, a group of related parties or parties acting in concert, as well as the right to make binding nominations of two of the 12 members of the Company’s Board of Directors. Transfer of the Priority Share requires the approval of the Board. The Priority Share was repurchased from Sberbank at its par value of €1, and is entitled to a normal pro rata dividend distribution. The Priority Share was held in treasury as of December 31, 2019, and therefore was issued but not outstanding as of such date.

The Company’s articles of association previously authorized a special class of preference shares as a form of an anti-takeover defense. At the Extraordinary General Meeting which was held December 20, 2019 certain amendments to the Articles of Association regarding authorized capital were approved, which included cancellation of authorization of preference shares.

The share capital as of each balance sheet date is as follows (EUR in millions):

	December 31, 2018			December 31, 2019
	Shares	EUR	RUB	Shares	EUR	RUB
Authorized:	2,093,995,776			574,887,317
Priority share	1			1
Preference shares	1,000,000,001			—
Class A ordinary shares	1,000,000,000			500,000,000
Class B ordinary shares	46,997,887			37,138,658
Class C ordinary shares	46,997,887			37,748,658
Issued and fully paid:	330,316,314	€6.7	265	331,276,314	€6.7	267
Priority share	1	—	—	1	—	—
Preference shares	—	—	—	—	—	—
Class A ordinary shares	292,437,655	2.9	129	293,527,655	2.9	130
Class B ordinary shares	37,878,658	3.8	136	37,138,658	3.7	133
Class C ordinary shares	—	—	—	610,000	0.1	4

Class C shares held in treasury are not disclosed as such due to the technical nature of this class of shares.

The Company repurchases its Class A shares from time to time in part to reduce the dilutive effects of its Share-Based Awards to employees of the Company.

In June 2018, the Company's Board of Directors authorized a program to repurchase up to $100 worth of Class A shares from time to time in open market transactions in effect for up to twelve months. In July 2018, the Company's Board of Directors authorized an increase in the existing program to approximately $150 worth of Class A shares.

On November 18, 2019 we announced a share repurchase program of up to $300 of Class A shares from time to time in open market transactions effective for up to the following twelve months.

There were no repurchases in the year ended December 31, 2017. Treasury stock is accounted for under the cost method. For the year ended December 31, 2018, the Company repurchased 4,760,679 Class A shares at an average price of $31.55 per share for a total amount of RUB 10,085. Treasury stock is accounted for under the cost method. For the year ended December 31, 2019, the Company repurchased 460,791 Class A shares at an average price of $41.16 per share for a total amount of RUB 1,205 ($15.3). Treasury stock is accounted for under the cost method.